Intangible assets, net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 72,099	$ 3,120
Less: accumulated amortization	(3,509)	(468)
Less: accumulated impairment	(2,652)	(2,652)
Intangible assets, net	65,938
IP Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	49,000
Channel Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	19,000
Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,120	3,120
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	65
Licensed IPs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 914